Earnings per share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Schedule of Weighted Average Number of Shares [Table Text Block]
The following is a reconciliation of basic shares to diluted shares:

	March 31,
(in millions)	2013	2012
Weighted-average shares - basic	145.2	145.0
Effect of dilutive securities	0.9	0.8
Weighted-average shares - diluted	146.1	145.8

The following is a reconciliation of basic shares to diluted shares:

	December 31,
(in millions)	2012	2011	2010
Weighted-average shares - basic	145.1	144.8	144.4
Effect of dilutive securities	0.7	0.1	—
Weighted-average shares - diluted	145.8	144.9	144.4